Stock-based Compensation - Performance Share Unit Activity (Details) - PSUs shares in Thousands	12 Months Ended
Apr. 24, 2026 $ / shares shares
Units
Nonvested at beginning of period (in shares) | shares	0
Granted (in shares) | shares	169
Vested (in shares) | shares	0
Performance adjustments (in shares) | shares	0
Forfeited/Cancelled (in shares) | shares	0
Nonvested at end of period (in shares) | shares	169
Wtd. Avg. Grant Price
Nonvested at beginning of period (in dollars per share) | $ / shares
Granted (in dollars per share) | $ / shares	18.00
Vested (in dollars per share) | $ / shares	0
Performance adjustments (in dollar per share) | $ / shares	0
Forfeited/Cancelled (in dollars per share) | $ / shares	0
Nonvested at end of period (in dollars per share) | $ / shares	$ 18.00